                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       December 31, 2002

Check here if Amendment [ ]; Amendment Number:

Check here if Amendment [ ] is a restatement

                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Wells Fargo Bank Texas, National Association
Address:          1500 Broadway
                  P.O. Box 1241
                  Lubbock, TX 79408

Form 13F File Number : 28-4962

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Cathy Wheeler

Title:   Vice President and Regional Operations Manager

Phone:   210-856-3165

Signature, Place, and Date of Signing:

/s/ Cathy Wheeler               San Antonio, Texas              January 31, 2003

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Wells Fargo & Company